Significant accounting policies - Narratives (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant accounting policies
Investment held in trust account	$ 39,390,860		$ 72,924,060	$ 69,344,530
Interest and dividend income on investments held in trust	588,076	$ 726,071	2,889,530	344,530
Cash	$ 9,586		$ 7,917	$ 646,720
Ordinary shares subject to possible redemption	178,285		6,900,000	6,900,000
Federal deposit insurance corporation (FDIC) insurance coverage	$ 250,000		$ 250,000